Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Share capital	Additional paid-in capital	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 340,613	$ 405,549,985	$ (15,348,909)	$ (9,567,929)	$ 380,973,760
Balance (in shares) at Dec. 31, 2017					32,139,956
Adoption of accounting standard	0	0	0	(418,822)	$ (418,822)
Share based compensation	0	1,301,476	0	0	1,301,476
Net proceeds from equity offerings	9,579	7,231,804	0	0	$ 7,241,383
Net proceeds from equity offerings (in shares)					957,875
Loss for the period	0	0	0	(25,975,073)	$ (25,975,073)
Balance at Sep. 30, 2018	350,192	414,083,265	(15,348,909)	(35,961,824)	$ 363,122,724
Balance (in shares) at Sep. 30, 2018					33,097,831
Balance at Jun. 30, 2018	350,192	413,603,844	(15,348,909)	(23,736,503)	$ 374,868,624
Balance (in shares) at Jun. 30, 2018					33,097,831
Share based compensation	0	631,335	0	0	$ 631,335
Costs associated with equity offerings	0	(151,914)	0	0	(151,914)
Loss for the period	0	0	0	(12,225,321)	(12,225,321)
Balance at Sep. 30, 2018	350,192	414,083,265	(15,348,909)	(35,961,824)	$ 363,122,724
Balance (in shares) at Sep. 30, 2018					33,097,831
Balance at Dec. 31, 2018	350,192	414,508,403	(15,348,909)	(52,925,752)	$ 346,583,934
Balance (in shares) at Dec. 31, 2018					33,097,831
Share based compensation	0	1,646,951	0	0	$ 1,646,951
Loss for the period	0	0	0	(24,809,502)	(24,809,502)
Balance at Sep. 30, 2019	350,192	416,155,354	(15,348,909)	(77,735,254)	$ 323,421,383
Balance (in shares) at Sep. 30, 2019					33,097,831
Balance at Jun. 30, 2019	350,192	415,516,029	(15,348,909)	(72,022,536)	$ 328,494,776
Balance (in shares) at Jun. 30, 2019					33,097,831
Share based compensation	0	639,325	0	0	$ 639,325
Loss for the period	0	0	0	(5,712,718)	(5,712,718)
Balance at Sep. 30, 2019	$ 350,192	$ 416,155,354	$ (15,348,909)	$ (77,735,254)	$ 323,421,383
Balance (in shares) at Sep. 30, 2019					33,097,831